Segment reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment reporting
4.
Segment reporting

In 2023, the Group operated in the specific technology field of RNA therapeutics.

Business segments

The Group has identified the Chief Executive Officer as the CODM. For the 12 months ended December 31, 2023 and 2022, the CODM determined that the Group had one business segment, the development of RNAi-based medicines. This is consistent with reporting to senior management. The information used internally by the CODM is the same as that disclosed in the financial statements.

An analysis of the group’s assets and revenues by location is shown below:

	U.S.A.	U.K.	Germany	Total
	£000s	£000s	£000s	£000s
Non-current assets
As at December 31, 2022	-	1,166	9,648	10,814
As at December 31, 2023	-	3,508	9,293	12,801

Revenue analysis for the year ended December 31, 2021
Research collaboration	-	12,023	-	12,023
Royalties	-	-	392	392
	-	12,023	392	12,415

Revenue analysis for the year ended December 31, 2022
Research collaboration	-	16,923	-	16,923
Royalties	-	-	578	578
	-	16,923	578	17,501

Revenue analysis for the year ended December 31, 2023
Research collaboration	-	24,806	-	24,806
Royalties	-	-	569	569
.	-	24,806	569	25,375